Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2024
Shareholders' Equity [Abstract]
Computation of Basic and Diluted Earnings Per Share
The following table shows the computation of the basic and diluted earnings per share:

	For the years ended December 31,
	(1) 2022		2023		2024
Net profit for the period attributable to equity holders of the parent from continuing operations	Ps.	82,878,406	Ps.	76,110,617	Ps.	22,902,025
Net loss for the period attributable to equity holders of the parent from discontinued operations		(6,719,015)		—		—
Net profit for the period attributable to equity holders of the parent		76,159,391		76,110,617		22,902,025

Weighted average shares (in millions)		63,936		63,049		61,723

Earnings per share attributable to equity holders of the parent continuing operations	Ps.	1.30	Ps.	1.21	Ps.	0.37
Loss per share attributable to equity holders of the parent discontinued operations	Ps.	(0.11)	Ps.	—	Ps.	—

(1)	Discontinued operations